Segment and Revenue Analysis (Details) - Schedule of net revenues generated from different reportable segment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 1,091,889	$ 815,225	$ 12,648,255
Less: Sale tax and addition	(3,121)	(2,789)	(142,105)
Marketing channels [Member] | Overseas sales [Member]
Segment Reporting Information [Line Items]
Total net revenue	134,896	226,385	9,995,136
Marketing channels [Member] | Domestic sales [Member]
Segment Reporting Information [Line Items]
Total net revenue	319,061	574,921	2,711,445
Marketing channels [Member] | Electronic commerce [Member]
Segment Reporting Information [Line Items]
Total net revenue	34,590	16,708	83,779
Marketing channels [Member] | Restaurant revenue [Member]
Segment Reporting Information [Line Items]
Total net revenue	606,463
Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,091,889	815,225	12,648,255
Less: Sale tax and addition	(3,121)	(2,789)	(142,105)
Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,091,889	815,225	12,648,255
Less: Sale tax and addition	(3,121)	(2,789)	(142,105)
South Korea [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	37,320	34,378	1,335,791
China [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	353,651	713,257	2,662,247
United Kingdom [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue			1,573,546
Germany [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue			2,062,110
U.S. [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	606,463
Other countries [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	97,576	70,379	5,156,666
Pet chews [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	46,112	59,096	6,469,755
Dried pet snacks [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	293,325	317,392	4,617,742
Wet canned pet food [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	10,760	84,117	1,310,001
Dental health snacks [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	6,127	19,915	305,452
Baked pet biscuits [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue		3,132	87,410
Restaurant revenue [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	606,463
Others [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 132,223	$ 334,362